INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORY
Process Material Stockpiles	$ 3,016	$ 2,520
Concentrate Inventory	4,230	1,861
Materials And Supplies	4,950	3,230
Inventories	$ 12,196	$ 7,611